United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 03/31/2009

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     May 13, 2009
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  1 = Schafer Cullen
Form 13F Information Table Entry Total: 115434
Form 13F Information Table Entry Total: 74
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     3066         61668 SH       Sole                               61668
                                                                60          1200 SH       Defined 01                          1200
A F L A C Inc.                 COM              001055102     1851         95611 SH       Sole                               95611
Abbott Laboratories            COM              002824100      264          5542 SH       Sole                                5542
Alberto Culver                 COM              013068101     1684         74461 SH       Sole                               74461
American Express Company       COM              025816109      309         22685 SH       Sole                               22685
Aqua America                   COM              03836w103      344         17194 SH       Sole                               17194
Artesian Resources Corp.  Clas COM              043113208      493         35166 SH       Sole                               35166
Automatic Data Processing      COM              053015103     3018         85847 SH       Sole                               85847
BP plc                         COM              055622104      879         21926 SH       Sole                               21926
                                                                19           470 SH       Defined 01                           470
Berkshire Hathaway Class B     COM              084670207     1999           709 SH       Sole                                 709
Best Buy Company, Inc.         COM              086516101      412         10845 SH       Sole                               10845
Boeing Co.                     COM              097023105     2783         78212 SH       Sole                               78212
Bristol Myers Squibb Co.       COM              110122108      283         12932 SH       Sole                               12932
                                                                94          4300 SH       Defined 01                          4300
CBS                            COM              124857202      190         49406 SH       Sole                               49406
Colgate Palmolive              COM              194162103     3052         51745 SH       Sole                               51745
ConocoPhillips                 COM              20825C104      715         18261 SH       Sole                               18261
                                                                36           910 SH       Defined 01                           910
Cooper Industries Inc.         COM              G24182100     2750        106333 SH       Sole                              106333
Diageo PLC                     COM              25243Q205     1377         30775 SH       Sole                               30775
                                                                55          1240 SH       Defined 01                          1240
Dow Chemical Co                COM              260543103      269         31958 SH       Sole                               31958
DuPont                         COM              263534109     2356        105518 SH       Sole                              105518
Exxon Mobil Corp.              COM              30231g102     7432        109139 SH       Sole                              109139
Fedex Corporation              COM              31428X106     3436         77241 SH       Sole                               77241
                                                                36           820 SH       Defined 01                           820
Fortune Brands Inc.            COM              349631101     1576         64199 SH       Sole                               64199
General Electric Co.           COM              369604103     2671        264182 SH       Sole                              264182
                                                                10          1000 SH       Defined 01                          1000
Glaxo Smithkline PLC ADR       COM              37733W105     2680         86268 SH       Sole                               86268
                                                                48          1530 SH       Defined 01                          1530
H.J. Heinz Co.                 COM              423074103     2697         81592 SH       Sole                               81592
                                                                21           630 SH       Defined 01                           630
Harley Davidson                COM              412822108      189         14100 SH       Sole                               14100
Hershey Company                COM              427866108      637         18320 SH       Sole                               18320
Home Depot, Inc.               COM              437076102     3211        136306 SH       Sole                              136306
Illinois Tool Works Inc        COM              452308109     1000         32415 SH       Sole                               32415
International Business Machine COM              459200101     7076         73028 SH       Sole                               73028
J P Morgan Chase & Co.         COM              46625h100     3571        134335 SH       Sole                              134335
                                                                45          1680 SH       Defined 01                          1680
Johnson & Johnson, Inc.        COM              478160104     6662        126660 SH       Sole                              126660
                                                                66          1260 SH       Defined 01                          1260
Kimberly Clarke Corp           COM              494368103      180          3909 SH       Sole                                3909
                                                                73          1580 SH       Defined 01                          1580
Laboratory Corp Amer Hldg      COM              50540R409     1839         31435 SH       Sole                               31435
Limited Brands Inc.            COM              532716107      182         20895 SH       Sole                               20895
Mc Donalds Corp.               COM              580135101     2540         46552 SH       Sole                               46552
McCormick & Co.                COM              579780206     2125         71872 SH       Sole                               71872
Medtronic Inc.                 COM              585055106     1672         56740 SH       Sole                               56740
Merck & Co.                    COM              589331107      227          8472 SH       Sole                                8472
Microsoft                      COM              594918104     4651        253199 SH       Sole                              253199
Pepsico Inc                    COM              713448108     4056         78791 SH       Sole                               78791
Pfizer                         COM              717081103     1457        106951 SH       Sole                              106951
Pinnacle West Capital Corp     COM              723484101      596         22425 SH       Sole                               22425
Procter & Gamble               COM              742718109     2789         59231 SH       Sole                               59231
Progressive Corp               COM              743315103      875         65126 SH       Sole                               65126
RPM Inc.                       COM              749685103     3259        256032 SH       Sole                              256032
South Jersey Industries        COM              838518108     1261         36020 SH       Sole                               36020
Southern Company               COM              842587107     4441        145049 SH       Sole                              145049
Stryker Corp.                  COM              863667101      303          8890 SH       Sole                                8890
UGI Corp                       COM              902681105     2119         89761 SH       Sole                               89761
Unilever NV New York           COM              904784709      136          6918 SH       Sole                                6918
                                                                63          3200 SH       Defined 01                          3200
Unitedhealth Group Inc.        COM              91324P102      751         35881 SH       Sole                               35881
Valley National Bancorp        COM              919794107      985         79668 SH       Sole                               79668
Verizon Communications         COM              92343v104     3260        107959 SH       Sole                              107959
                                                                79          2600 SH       Defined 01                          2600
Viacom Class B                 COM              92553p201      177         10167 SH       Sole                               10167
Wal Mart                       COM              931142103     1477         28355 SH       Sole                               28355
General Growth Properties, Inc COM              370021107       28         39946 SH       Sole                               39946
UMH Properties Inc.            COM              903002103      403         74625 SH       Sole                               74625
Washington Real Estate Investm COM              939653101     2006        115954 SH       Sole                               115954